RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2023
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Taxes receivable	10,834	11,945
Trade receivables	401,476	198,478
	412,310	210,423